Preference Shares	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Preference Shares	PREFERENCE SHARES
Authorized
An unlimited number of first preference shares and second preference shares, without nominal or par value.

Issued and Outstanding	2020		2019
First Preference Shares	Number		Number
	of Shares	Amount	of Shares	Amount
	(in thousands)	(in millions)	(in thousands)	(in millions)
Series F	5,000	$122	5,000	$122
Series G	9,200	225	9,200	225
Series H	7,665	188	7,025	172
Series I	2,335	57	2,975	73
Series J	8,000	196	8,000	196
Series K	10,000	244	10,000	244
Series M	24,000	591	24,000	591
	66,200	$1,623	66,200	$1,623
Characteristics of the first preference shares are as follows.

			Reset	Redemption		Right to
	Initial	Annual	Dividend	and/or	Redemption	Convert on
	Yield	Dividend	Yield	Conversion	Value	a One-For-
First Preference Shares (1) (2)	(%)	($)	(%)	Option Date	($)	One Basis
Perpetual fixed rate
Series F	4.90	1.2250	—	Currently Redeemable	25.00	—
Series J (3)	4.75	1.1875	—	Currently Redeemable	25.25	—
Fixed rate reset (4) (5)
Series G	5.25	1.0983	2.13	September 1, 2023	25.00	—
Series H (6)	4.25	0.4588	1.45	June 1, 2025	25.00	Series I
Series K	4.00	0.9823	2.05	March 1, 2024	25.00	Series L
Series M	4.10	0.9783	2.48	December 1, 2024	25.00	Series N
Floating rate reset (5) (7)
Series I	2.10	—	1.45	June 1, 2025	25.00	Series H
Series L	—	—	—	—	—	Series K
Series N	—	—	—	—	—	Series M
(1)    Holders are entitled to receive a fixed or floating cumulative quarterly cash dividend as and when declared by the Board of Directors of the Corporation, payable in equal installments on the first day of each quarter.
(2)    On or after the specified redemption dates, the Corporation has the option to redeem for cash the outstanding first preference shares, in whole or in part, at the specified per share redemption value plus all accrued and unpaid dividends up to but excluding the dates fixed for redemption, and in the case of the first preference shares that reset, on every fifth anniversary date thereafter.
(3)    First Preference Shares, Series J are redeemable as of December 1, 2021 and thereafter at $25.00 per share.
(4)    On the redemption and/or conversion option date, and on each five-year anniversary thereafter, the reset annual dividend per share will be determined by multiplying $25.00 per share by the annual fixed dividend rate, which is the sum of the five-year Government of Canada Bond Yield on the applicable reset date, plus the applicable reset dividend yield.
(5)    On each conversion option date, the holders have the option, subject to certain conditions, to convert any or all of their shares into an equal number of Cumulative Redeemable first preference shares of a specified series.
(6)     The annual dividend per share for the First Preference Shares, Series H was reset from $0.6250 to $0.4588 for the five-year period from June 1, 2020 up to but excluding June 1, 2025.
(7)    The floating quarterly dividend rate will be reset every quarter based on the then current three‑month Government of Canada Treasury Bill rate plus the applicable reset dividend yield.

On June 1, 2020, 267,341 First Preference Shares, Series H were converted on a one-for-one basis into First Preference Shares, Series I, and 907,577 First Preference Shares, Series I were converted on a one-for-one basis into First Preference Shares, Series H.
On the liquidation, dissolution or winding-up of Fortis, holders of common shares are entitled to participate ratably in any distribution of assets of Fortis, subject to the rights of holders of first and second preference shares, and any other class of shares of the Corporation entitled to receive the assets of the Corporation on such a distribution, in priority to or ratably with the holders of the common shares.